Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements

With the exception of those discussed below, there have been no recent accounting pronouncements or changes in accounting pronouncements during the nine months ended September 30, 2014, as compared to those described in our Annual Report on Form 10-K for the year ended December 31, 2013, that are of significance, or potential significance, to the Company.
In April 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-08, "Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity", to reduce diversity in practice for reporting discontinued operations. Under the previous guidance, any component of an entity that was a reportable segment, an operating segment, a reporting unit, a subsidiary, or an asset group was eligible for discontinued operations presentation. The revised guidance only allows disposals of components of an entity that represent a strategic shift (e.g., disposal of a major geographical area, a major line of business, a major equity method investment, or other major parts of an entity) and that have a major effect on a reporting entity’s operations and financial results to be reported as discontinued operations. The revised guidance also requires expanded disclosure in the financial statements for discontinued operations as well as for disposals of significant components of an entity that do not qualify for discontinued operations presentation. The updated guidance is effective prospectively for fiscal years beginning after December 15, 2014, and interim periods within those years. The adoption of this guidance is not expected to have a material effect on the Company’s results of operations, financial position or liquidity.

In May 2014, the FASB issued guidance on recognizing revenue in contracts with customers. The objective of the new guidance as issued by the FASB in ASU 2014-09, “Revenue from Contracts with Customers”, is to remove inconsistencies and weaknesses in revenue requirements, provide a more robust framework for addressing revenue issues, improve comparability of revenue recognition practices, and provide for improved disclosure requirements. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods and services. To achieve that core principle, an entity applies the following five steps: (1) identifies the contract(s) with a customer; (2) identifies the performance obligations in the contract; (3) determines the transaction price; (4) allocates the transaction price to the performance obligations in the contract; and (5) recognizes revenue when (or as) the entity satisfies the performance obligations. The new guidance also includes a comprehensive set of qualitative and quantitative disclosure requirements including information about: (i) contracts with customers-including revenue and impairments recognized, disaggregation of revenue, and information about contract balances and performance obligations; (ii) significant judgments in determining the satisfaction of performance obligations, determining the transaction price, and amounts allocated to performance obligations; and (iii) assets recognized from the costs to obtain or fulfill a contract. For a public entity, the amendments in this Update are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. While the guidance specifically excludes revenues from insurance contracts, investments and financial instruments from the scope of the new guidance, the guidance will be applicable to the Company’s other forms of revenue not specifically exempted from the guidance. The Company is currently evaluating the impact this guidance will have on its consolidated financial condition, results of operations, cash flows and disclosures and is currently unable to estimate the impact of adopting this guidance.

In June 2014, the FASB issued ASU No. 2014-11, "Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures." The new guidance aligns the accounting for repurchase-to-maturity transactions and repurchase agreements executed as a repurchase financing with the accounting for other typical repurchase agreements. Going forward, these transactions would all be accounted for as secured borrowings. The guidance eliminates sale accounting for repurchase-to-maturity transactions and supersedes the guidance under which a transfer of a financial asset and a contemporaneous repurchase financing could be accounted for on a combined basis as a forward agreement, which has resulted in outcomes referred to as off-balance-sheet accounting. ASU No. 2014-11 requires new disclosures for certain transactions comprised of (1) a transfer of a financial asset accounted for as a sale and (2) an agreement with the same transferee entered into in contemplation of the initial transfer that results in the transferor retaining substantially all of the exposure to the economic return on the transferred financial asset throughout the term of the transaction. Such disclosures include: (1) the carrying amount of assets derecognized (sold) as of the date of derecognition; (2) the amount of gross proceeds received by the transferor at the time of derecognition for the assets derecognized; (3) the information about the transferor’s ongoing exposure to the economic return on the transferred financial assets; and (4) the amounts that are reported in the statement of financial position arising from the transaction, such as those represented by derivative contracts. ASU No. 2014-11 also requires expanded disclosures about the nature of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings. Such disclosures include: (1) a disaggregation of the gross obligation by the class of collateral pledged; (2) the remaining contractual time to maturity of the agreements; and (3) a discussion of the potential risks associated with the agreements and the related collateral pledged including obligations arising from a decline in the fair value of the collateral pledged and how those risks are managed. For public entities, the disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for all annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. All other amendments in this Update are effective for public entities for the first interim or annual period beginning after December 15, 2014. The disclosure requirements are not required to be presented for comparative periods before the effective date. The adoption of this guidance is not expected to have a material effect on the Company’s results of operations, financial position or liquidity.